Other Current Assets - Schedule of Other Current Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 13)	$ 226	$ 105
Prepaid expenses and other assets	55	53
Materials and supplies	22	23
Derivative assets (Note 18)	0	3
Other current assets	$ 303	$ 184